Long-Term Debt - Maturities of Long-Term Debt and Advances (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
2015	$ 6,941
2016	41,916
2017	101,321
2018	20,741
2019	8,696
2020 and thereafter	223,639
Total long-term debt	$ 403,254	$ 280,699